Taxes on Income (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Accrued employee benefits		$ 266	$ 362
Research and development costs		1,065	1,380
Operating loss carryforwards		306	0
Share based compensation		338	391
Intangible assets		117	163
Operating lease liabilities		446	693
Goodwill		382	0
Other		39	54
Total deferred tax assets		2,959	3,043
Deferred tax liabilities:
Intangible assets		(161)	(357)
Goodwill	[1]	0	(1,511)
Operating leases right-of-use, net		(485)	(747)
Total deferred tax liabilities		(646)	(2,615)
Net deferred tax assets		2,313	428
In Israel		2,359	502
Foreign jurisdictions		(46)	(74)
Net deferred tax assets		2,313	428
Non-current deferred tax assets		2,359	502
Non-current deferred tax liabilities		$ (46)	$ (74)

[1]	The recognized goodwill is deductible for income tax purposes for 10 years.